Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Expense of Key Management Personnel [Abstract]
Aggregated compensation for employee representatives and former management board members on the Supervisory Board paid for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation)	€ 1	€ 1	€ 1
Issued loans and commitments to key management personnel	8	10
Received deposits from key management personnel	21	38
Loans past due from transactions with subsidiaries, joint ventures and associates	0	0
Collaterals held for loans from transactions with subsidiaries, joint ventures and associates	5	5
Trading assets and positive market values from derivative financial transactions with associated companies	1	1
Trading liabilities and negative market values from derivative financial transactions with associated companies	0	0
Other assets related to transactions with associated companies	55	1
Other liabilities related to transactions with associated companies	€ 2	€ 0